Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 1,236,210	$ 1,427,181
Shareholders’ equity	1,406,640	1,527,432
Total capitalization	$ 2,642,850	$ 2,954,613
Long-term debt to long-term debt plus equity ratio	0.47%	0.48%